Commitments and Contingencies	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

From time to time, the Company is a party to, or has a significant relationship to, legal proceedings, lawsuits, and other claims arising in the ordinary course of business. The Company’s management evaluates the company’s exposure to these claims and proceedings individually and in the aggregate and provides for potential losses on such litigation if the amount of the loss is estimable and the loss is probable.

In accordance with ASC Topic 450, Contingencies, the Company accrues anticipated costs of settlement, damages, losses for claims, and under certain conditions, costs of defense, based on historical experience or to the extent specific losses are probable and estimable. Otherwise, these costs are expensed as incurred. If the estimate of a probable loss is a range and no amount within the range is more likely, the Company accrues a minimum amount of the range.

As further disclosed in Note 10, Subsequent Events, on May 12, 2026, the Company merged with Ryvyl.  The Company assumed all commitments, legal and otherwise, related to Ryvyl upon the effective date of the merger. For additional information, please refer to the Ryvyl Form 10-Q as of March 31, 2026, as filed with the SEC on May 14, 2026.

PI Related Party Note Payable

On July 31, 2024, a related party note payable with PI Roundtable was repaid by the Company in full. While the Company believes that all obligations under the note payable have been satisfied, in the event that PI Roundtable disputes the full repayment of the note payable, the Company has recorded a $60 reserve for the maximum potential exposure amount. This reserve remains outstanding as of March 31, 2026.

Note Receivable Litigation

During June 2026, the Company filed a breach of claim suit with the holder of the Company’s note receivable described in Note 8, Related Party Transactions. The claim was filed due to the related party’s late repayments on the principal of the Note. At this time, the Company believes that a material loss contingency related to the claim is reasonably possible, but not probable.

The Company has determined, in accordance with applicable accounting principles, that a loss or range of loss that it may incur is not probable at this time and have therefore not recorded a liability for this matter. As also noted in Note 8, the Company previously recorded a reserve against the Note in the amount of $750, which it believes remains appropriate and sufficient as March 31, 2026.